BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Amortization of deferred implementation costs	$ 2,800,000	$ 0	$ 0
Government Assistance, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Government Assistance, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Depreciation expense	$ 14,400,000	$ 8,200,000	6,000,000
Impairment expense	0	0	14,415,000
Arizona Qualified Facility Tax Credit (“QFTC”)
Property, Plant and Equipment [Line Items]
Government grant income	1,200,000	2,400,000
Government grants receivable, current	1,200,000	1,200,000
Government grants receivable, non-current	0	1,200,000
Construction In Progress and Machinery And Equipment
Property, Plant and Equipment [Line Items]
Tangible asset impairment charges			$ 2,000,000
Impairment expense	$ 0	$ 0